Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
18.	INTANGIBLE ASSETS

Computer software

	2021	2020
	US$’000	US$’000
Cost
At January 1	743	621
Addition	4	67
Disposals	(19)	—
Transfer	—	40
Exchange difference	(32)	15
At December 31	696	743
Accumulated amortization
At January 1	(563)	(493)
Amortization	(47)	(62)
Disposals	19	—
Exchange difference	24	(8)
At December 31	(567)	(563)
Net book value
At December 31	129	180